March 17, 2015

Vivaldi Orinda Hedged Equity Fund

Class A Shares (OHEAX)
Class I Shares (OHEIX)

A series of Advisors Series Trust (the “Trust”)

Supplement to the Summary Prospectus and Prospectus dated June 28, 2014, as supplemented

Termination of Sub-Advisers
At a meeting held on March 11-13, 2015, based on the recommendation of Orinda Asset Management, LLC, the investment adviser to the Vivaldi Orinda Hedged Equity Fund (the “Fund”), the Board of Trustees of the Trust determined to terminate the investment sub-advisory agreements of GRT Capital Partners, LLC (“GRT”) and Weatherbie Capital, LLC (“Weatherbie”).  As a result, GRT and Weatherbie will no longer serve as sub-advisers to the Fund, effective May 16, 2015.

New Fund Sub-Adviser
Effective March 13, 2015, Kortright Capital Partners, LP (“Kortright”) has been engaged as a sub-adviser, and Matthew B. Taylor and Ty J. Popplewell of Kortright are added as portfolio managers, to the Fund.

Accordingly, please see the following revisions to the Fund’s Summary Prospectus and Prospectus, each dated June 28, 2014, as supplemented.  Note that this Supplement supersedes previous supplements where applicable.

•	Management – The table on page 7 of the Prospectus and page 6 of the Summary Prospectus is hereby modified as follows (changes are in bold face type and underlined):

Investment Adviser	Portfolio Manager	Managed the Fund Since:
Orinda Asset Management, LLC	Craig Kirkpatrick, Managing Partner, President	2013
Sub-Advisers	Portfolio Managers	Managed the Fund Since:
GRT Capital Partners, LLC (until May 16, 2015)	Edmund D. Kellogg, CFA, PM	2011
Weatherbie Capital, LLC (formerly, M.A. Weatherbie & Co., Inc.) (until May 16, 2015)	Joshua Bennett, CFA, Managing Director, PM Daniel Brazeau, CFA, Managing Director, PM H. George Dai, Co-Lead PM	2011 2011 2011
Vivaldi Asset Management, LLC	Michael Peck, CFA, President, Co-CIO, PM Scott Hergott, Director of Research, Co-CIO, PM Kyle Mowery, PM	2014 2014 2015
Brookmont Capital Management, LLC	Robert Bugg, Principal, CIO, PM	2014
William Harris Investors, Inc.	Jerome Kahn, Jr., Co-PM Charles Polsky, Senior VP, Co-PM Rick Salin, Co-PM Bill Tuebo, Co-PM	2014 2014 2014 2014
Kortright Capital Partners, LP	Matthew B. Taylor Ty J. Popplewell	2015 2015

•
The Sub-Advisers and Portfolio Managers – The following information is added to the sub-section beginning on page 33 of the Prospectus entitled “The Sub-Advisers and Portfolio Managers Applicable to the Hedged Equity Fund”:

Kortright Capital Partners, LP (“Kortright”), 399 Park Avenue, 38th Floor, New York, NY 10022, is an SEC-registered investment advisory firm founded in 2010 that primarily manages pooled investment vehicles. Kortright seeks to generate superior risk adjusted returns with limited market exposure while applying a fundamental research process and an event driven investment framework.

Mr. Matthew B. Taylor is the Chief Investment Officer and Co-Managing Partner of Kortright.  Prior to forming Kortright and sponsoring a private fund managed by Kortright, Mr. Taylor was a portfolio manager at Barclays where he managed proprietary capital through long/short equity trading and investment strategies.  Mr. Taylor is a board member and Vice Chair of Free Arts NYC, a New York non-profit organization, and is a member of the Princeton University New York Capital Campaign Committee.  Mr. Taylor graduated magna cum laude with a degree in Economics from Princeton University.

Mr. Ty J. Popplewell is Head of Research and Co-Managing Partner of Kortright.  Prior to joining Kortright, he was a Vice President at Barclays where he helped manage proprietary capital through long/short equity trading and investment strategies.  Mr. Popplewell graduated summa cum laude with a degree in both Finance and Accounting from Texas A&M University.

Please retain this Supplement with your Summary Prospectus and Prospectus. The date of this
Supplement is March 17, 2015.

2

March 17, 2015

Vivaldi Orinda Hedged Equity Fund

Class A Shares (OHEAX)
Class I Shares (OHEIX)

A series of Advisors Series Trust (the “Trust”)

Supplement to the Statement of Additional Information (“SAI”) dated June 28, 2014, as supplemented

Termination of Sub-Advisers
At a meeting held on March 11-13, 2015, based on the recommendation of Orinda Asset Management, LLC, the investment adviser to the Vivaldi Orinda Hedged Equity Fund (the “Fund”), the Board of Trustees of the Trust determined to terminate the investment sub-advisory agreements of GRT Capital Partners, LLC (“GRT”) and Weatherbie Capital, LLC (“Weatherbie”).  As a result, GRT and Weatherbie will no longer serve as sub-advisers to the Fund, effective May 16, 2015.

New Fund Sub-Adviser
Effective March 13, 2015, Kortright Capital Partners, LP (“Kortright”) has been engaged as a sub-adviser, and Matthew B. Taylor and Ty J. Popplewell of Kortright are added as portfolio managers, to the Fund.

Accordingly, please see the following revisions to the Fund’s SAI dated June 28, 2014, as supplemented.  Note that this Supplement supersedes previous supplements where applicable.

•
Investment Adviser and Sub-Advisers – The following information on page 38 of the SAI in the section “The Funds’ Investment Adviser and Sub-Advisers” is modified as follows (changes are in bold face type and underlined):

Orinda Asset Management, LLC acts as investment adviser to the Funds pursuant to investment advisory agreements (each, an “Advisory Agreement”) with the Trust.  The Adviser selects each Sub-Adviser to the Funds and each performs its responsibilities pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser.  For the Hedged Equity Fund, GRT Capital Partners, LLC (“GRT”), Weatherbie Capital, LLC (“Weatherbie”) (formerly, M.A. Weatherbie & Co., Inc.), Vivaldi Asset Management, LLC (“Vivaldi”), Brookmont Capital Management, LLC (“Brookmont”), William Harris Investors, Inc. (“WHI”) and Kortright Capital Partners, LP (“Kortright”) serve as Sub-Advisers.  GRT and Weatherbie will serve as Sub-Advisers until May 16, 2015.  For the Macro Fund, Crescat Portfolio Management, LLC (“Crescat”), Vivaldi Asset Management, LLC (“Vivaldi”), and Rothschild Investment Corporation (“Rothschild”) serve as Sub-Advisers.

Hedged Equity Fund Sub-Adviser Control Person(s):   Messrs. Gregory B. Fraser, Rudolph K. Kluiber, and Timothy A. Krochuk are control persons of GRT.  Each is a managing member of GRT with executive authority over the firm.   Also, Mr. Fraser and Mr. Kluiber each own more than 25% of GRT.   Mr. Matthew A. Weatherbie, President of Weatherbie, is a control person of Weatherbie due to his greater than 25% ownership of Weatherbie.  Vivaldi is owned by Vivaldi Holdings, LLC, which is 28.47% owned by each of H/E VENTURES, INC. and AAJ VENTURES, INC., which are controlled by David Sternberg, Chief Executive Officer, and Randal Golden, Chief Financial Officer and Chief Compliance Officer, due to each owning 100% of the voting stock of H/E VENTURES, INC. and AAJ VENTURES, INC., respectively.  Messrs. Robert Bugg, Principal and Chief Investment Officer, and Neal Scott, Principal, are control persons of Brookmont due to each owning a 50% ownership interest in Brookmont.  Messrs. Jack R. Polsky and Dr. Charles V. Polsky are control persons of WHI.  Each is a director and an executive officer of WHI and beneficially owns through a Trust more than 10% of the voting securities of WHI.   Two other Harris family members each beneficially owns through a Trust more than 30% of the voting securities of WHI.   Messrs. Matthew B. Taylor and Ty J. Popplewell are each control persons of Kortright due to each owning 49.5% of Kortright.

•	Portfolio Managers – The information on pages 45-46 of the SAI in the section “Portfolio Managers – Hedged Equity Fund” is modified as follows (changes are in bold face type and underlined):

Mr. Edmund D. Kellogg of GRT, Messrs. Joshua Bennett, Daniel Brazeau, and H. George Dai of Weatherbie, Messrs. Michael Peck, Scott Hergott and Kyle Mowery of Vivaldi, Mr. Robert Bugg of Brookmont, Messrs. Jerome Kahn, Jr., Charles Polsky, Rick Salin and Bill Tuebo of WHI, and Messrs. Matthew Taylor and Ty Popplewell of Kortright are the portfolio managers principally responsible for the day-to-day management of each Sub-Adviser’s allocated portion of the Hedged Equity Fund’s portfolio.  The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of February 28, 2014 for portfolio managers managing the Hedged Equity Fund before October 20, 2014, as of July 31, 2014 for portfolio managers added on October 20, 2014, as of December 31, 2014 for the portfolio manager added on February 11, 2015, and as of January 31, 2015 for portfolio managers added on March 13, 2015.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
GRT
Edmund D. Kellogg	0	$0	1	$5.2 million	1	$4.6 million
Weatherbie
Joshua Bennett	2	$32.5 million	1	$29 million	27	$431.8 million
Daniel Brazeau	2	$32.5 million	1	$29 million	27	$431.8 million
H. George Dai	2	$32.5 million	1	$29 million	27	$431.8 million
Vivaldi
Michael Peck	1	$27.4 million	1	$68.6 million	597	$407 million
Scott Hergott	1	$27.4 million	1	$68.6 million	597	$407 million
Kyle Mowery	0	$0	1	$7 million	0	$0
Brookmont
Robert Bugg	16	$259.7 million	1	$25.4 million	109	$164.4 million
WHI
Jerome Kahn, Jr.	0	$0	1	$371.6 million	0	$0
Charles Polsky	0	$0	3	$377.5 million	0	$0
Bill Tuebo	0	$0	1	$371.6 million	0	$0
Rick Salin	0	$0	1	$371.6 million	0	$0
Kortright
Matthew Taylor	0	$0	3	$150 million	0	$0
Ty Popplewell	0	$0	3	$150 million	0	$0

The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories in which the management fee is based on account performance.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
GRT
Edmund D. Kellogg	0	$0	1	$5.2 million	1	$4.6 million

Registered Investment Companies (excluding the Fund)	Other Pooled Investment Vehicles	Other Accounts
Weatherbie
Joshua Bennett	0	$0	1	$29 million	1	$5 million
Daniel Brazeau	0	$0	1	$29 million	1	$5 million
H. George Dai	0	$0	1	$29 million	1	$5 million
Vivaldi
Michael Peck	0	$0	0	$0	0	$0
Scott Hergott	0	$0	0	$0	0	$0
Kyle Mowery	0	$0	1	$7 million	0	$0
Brookmont
Robert Bugg	0	$0	0	$0	0	$0
WHI
Jerome Kahn, Jr.	0	$0	1	$371.6 million	0	$0
Charles Polsky	0	$0	3	$377.5 million	0	$0
Bill Tuebo	0	$0	1	$371.6 million	0	$0
Rick Salin	0	$0	1	$371.6 million	0	$0
Kortright
Matthew Taylor	0	$0	3	$150 million	0	$0
Ty Popplewell	0	$0	3	$150 million	0	$0

•	Conflicts of Interest and Compensation – The following information is added to page 49 of the SAI in the section “Conflicts of Interest and Compensation – Hedged Equity Fund Sub-Advisers”:

Kortright – Material Conflicts of Interest
Potential material conflicts could arise in connection with a portfolio manager’s management of the Hedged Equity Fund’s investments and management of other accounts listed above, including different advisory fee levels and structures and the fact that the portfolio managers have ownership interests in different portfolios than the Hedged Equity Fund.  Kortright addresses these potential conflicts with specific policies and procedures that include allocating all eligible investment opportunities pro-rata for all accounts that share the same investment guidelines.

Kortright – Compensation
Mr. Taylor and Mr. Popplewell are both limited partners of Kortright and receive semi-monthly draws in lieu of salaries.

•
Portfolio Manager Ownership in the Fund – The paragraph and first table in the section entitled “Portfolio Manager Ownership in the Funds” on pages 50-51 of the SAI is modified as follows (changes are in bold face type and underlined):

Securities Owned in the Funds by the Portfolio Managers.  As of February 28, 2014, the portfolio managers owned the following securities in the Funds for portfolio managers managing the Funds before October 20, 2014, as of July 31, 2014 for portfolio managers added on October 20, 2014, as of December 31, 2014 for the portfolio manager added on February 11, 2015, and as of January 31, 2015 for portfolio managers added on March 13, 2015:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Hedged Equity Fund Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Orinda
Craig Kirkpatrick	$10,001 - $50,000

Name of Portfolio Manager	Dollar Range of Equity Securities in the Hedged Equity Fund Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
GRT
Edmund D. Kellogg	None
Weatherbie
Joshua Bennett	None
Daniel Brazeau	None
H. George Dai	None
Vivaldi
Michael Peck	None
Scott Hergott	None
Kyle Mowery	None
Brookmont
Robert Bugg	None
WHI
Jerome Kahn, Jr.	None
Charles Polsky	None
Bill Tuebo	None
Rick Salin	None
Kortright
Matthew Taylor	None
Ty Popplewell	None

Please retain this Supplement with your SAI.
The date of this Supplement is March 17, 2015.